Schedule II Valuation And Qualifying Accounts - Schedule Of Valuation And Qualifying Accounts (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ (123,302)	$ (42,956)	$ (17,223)
Charged to Costs and Expenses	(31,845)	(71,388)	(3,010)
Charged to Costs and Expenses	(229)	(9,604)	(24,179)
Deductions	623	646	1,456
Balance at End of Period	(154,753)	(123,302)	(42,956)
Allowance for doubtful accounts / credit losses
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	(4,167)	(3,926)	(1,814)
Charged to Costs and Expenses	(166)	(887)	(3,568)
Charged to Costs and Expenses	0	0	0
Deductions	623	646	1,456
Balance at End of Period	(3,710)	(4,167)	(3,926)
Deferred tax valuation allowance
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	(119,135)	(39,030)	(15,409)
Charged to Costs and Expenses	(31,679)	(70,501)	558
Charged to Costs and Expenses	(229)	(9,604)	(24,179)
Deductions	0	0	0
Balance at End of Period	$ (151,043)	$ (119,135)	$ (39,030)